13F-HR
                            FORM 13F HOLDINGS REPORT
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31,2009
Check here if Amendment [ ]; Amendment Number:
This Amendment:                        [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             WestEnd Advisors LLC
Address:          4064 Colony Road
                  Suite 130
                  Charlotte, NC  28211

Form 13F File Number: 28-11741

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete and that it is understood that all required items, statements schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:          Robert L. Pharr
Title:         Managing Partner
Phone:         704-556-9300

Signature                           City     State         and Date of Signing:
Robert L. Pharr                      Charlotte NC             4/21/2009
----------------------          -----------------------    ---------------
Signature                           City     State                Date


Report Type:

[X] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:     $288,642,550.99

List of Other Included Managers:  NONE

                                                             13F Holdings Report
                                                            As of Date: 03/31/09

                                                                                             INVESTMENT
                 ISSUER                   TITLE OF     CUSIP        MKT        SHARES/       DISCRETION   OTHER    VOTING AUTHORITY
                  NAME                     CLASS       NUMBER       VAL       PRINC AMT    SOLE(A) SHARED MNGRS   SOLE   SHARED NONE

AT&T, Inc.                               COMMON STOCK  00206R102   12865740.14    510,545   510,545    - ALL       510,545   0    0
American Tower Corp.                     COMMON STOCK  029912201   14340350.51    471,257   471,257    - ALL       471,257   0    0
Amgen, Inc.                              COMMON STOCK  031162100   11658146.96    235,423   235,423    - ALL       235,423   0    0
Amylin Pharmaeceuticals Inc.             COMMON STOCK  032346108      28587.75      2,433     2,433    - ALL         2,433   0    0
Autodesk, Inc.                           COMMON STOCK  052769106   11541813.24    686,604   686,604    - ALL       686,604   0    0
BB&T Corp.                               COMMON STOCK  054937107        169200     10,000    10,000    - ALL        10,000   0    0
Bank of America Corp.                    COMMON STOCK  060505104       25540.9      3,745     3,745    - ALL         3,745   0    0
Best Buy Co., Inc.                       COMMON STOCK  086516101   20991855.54    552,999   552,999    - ALL       552,999   0    0
Celgene Corp.                            COMMON STOCK  151020104    10824364.8    243,792   243,792    - ALL       243,792   0    0
Cisco Systems, Inc.                      COMMON STOCK  17275R102   13277748.12    791,756   791,756    - ALL       791,756   0    0
Citigroup, Inc.                          COMMON STOCK  172967101       17026.9      6,730     6,730    - ALL         6,730   0    0
Coach, Inc.                              COMMON STOCK  189754104      12945840    775,200   775,200    - ALL       775,200   0    0
Costco Wholesale Corp.                   COMMON STOCK  22160K105   11868388.32    256,226   256,226    - ALL       256,226   0    0
Genzyme Corp.                            COMMON STOCK  372917104   11851809.01    199,559   199,559    - ALL       199,559   0    0
IShares Nasdaq Biotechnology             COMMON STOCK  464287556     766010.75     11,545    11,545    - ALL        11,545   0    0
Int'l Business Machines                  COMMON STOCK  459200101   15580299.56    160,804   160,804    - ALL       160,804   0    0
Intel Corp.                              COMMON STOCK  458140100   13832013.43    920,294   920,294    - ALL       920,294   0    0
Ishares Dow Jones US Technology Sector   COMMON STOCK  464287721    1807545.39     48,813    48,813    - ALL        48,813   0    0
Ishares Dow Jones US Telecom Sector      COMMON STOCK  464287713     796959.37     49,997    49,997    - ALL        49,997   0    0
Ishares Tr. Lehman US Agg. Bond Fund     COMMON STOCK  464287226    1355168.07     13,355    13,355    - ALL        13,355   0    0
JPMorgan Chase & Co.                     COMMON STOCK  46625h100      27350.82      1,029     1,029    - ALL         1,029   0    0
Lowes Cos. Inc.                          COMMON STOCK  548661107   13357097.58    731,896   731,896    - ALL       731,896   0    0
Nike, Inc. Class B                       COMMON STOCK  654106103   12977604.63    276,767   276,767    - ALL       276,767   0    0
Oracle Corp.                             COMMON STOCK  68389X105   14649764.61    810,723   810,723    - ALL       810,723   0    0
Qualcomm, Inc.                           COMMON STOCK  747525103   14581405.77    374,747   374,747    - ALL       374,747   0    0
Research In Motion Ltd.                  COMMON STOCK  760975102   13258394.28    307,548   307,548    - ALL       307,548   0    0
SPDR SERIES TRUST LEHMAN YLD ETF         COMMON STOCK  78464A417     228070.68      7,747     7,747    - ALL         7,747   0    0
SPDR Tr Unit Ser 1                       COMMON STOCK  78462F103     112679.84      1,417     1,417    - ALL         1,417   0    0
Target Corp.                             COMMON STOCK  87612E106   13254865.89    385,428   385,428    - ALL       385,428   0    0
UltraShort Lehman 20+ Trsy ProShares     COMMON STOCK  74347R297      38228.64        876       876    - ALL           876   0    0
VANGUARD INDEX FDS EXTEND MKT ETF        COMMON STOCK  922908652    2685653.91     95,101    95,101    - ALL        95,101   0    0
VANGUARD INTL EQTY IDX ALLWRLD EX US     COMMON STOCK  922042775    6900652.56    245,400   245,400    - ALL       245,400   0    0
Vanguard Consumer Discretionary ETF      COMMON STOCK  92204A108    1231596.95     40,903    40,903    - ALL        40,903   0    0
Vanguard Consumer Staples ETF            COMMON STOCK  92204A207     471107.43      9,169     9,169    - ALL         9,169   0    0
Verizon Comm., Inc.                      COMMON STOCK  92343v104    13401219.8    443,749   443,749    - ALL       443,749   0    0
Walgreen Co.                             COMMON STOCK  931422109   14636663.36    563,816   563,816    - ALL       563,816   0    0
Wells Fargo & Co New                     COMMON STOCK  949746101      20192.32      1,418     1,418    - ALL         1,418   0    0
streetTRACKS Total Market ETF            COMMON STOCK  78464A805     265593.15      4,560     4,560    - ALL         4,560   0    0
